16. LOANS PAYABLE	12 Months Ended
Dec. 31, 2020
Notes
16. LOANS PAYABLE

16.LOANS PAYABLE

Current loans payables as at December 31, 2020 and 2019 are as follow:

	2020	2019
Platinum Vapes loan - original loan of $16,655,835 – non-interest bearing, principal due on maturity, due on January 12, 2021	$ 16,394,996	$ -
Private loans - original loan of $1,069,616 interest bearing, principal due on demand	1,069,616	-
1260356 Ontario Ltd. - original loan of $9,658,595 – non-interest bearing, due on demand	9,658,595	-
Mid-American Growers SBA loan 1 - original loan of $1,364,888 - 1% interest, principal and interest payable at maturity, due on April 6, 2021	1,364,888	-
Payable to Oakshire - original loan of $1,080,947 – non-interest bearing, no fixed payment terms	1,080,947	-
Payable to Pharmaco - original loan of $1,717,056 – non-interest bearing, no fixed payment terms	1,717,056	-
Payable to Luna - original loan of $63,660 – non-interest bearing, no fixed payment terms	63,660	-
Total	$ 31,349,758	$ -

Non-current loans payable as at December 31, 2020 and 2019 are as follow:

	2020	2019
Platinum Vapes note payable - original loan of $17,219,398 – non-interest bearing, principal due on maturity on September 11, 2023	$ 17,705,058	$ -
Vista Prime Management Ford loan - original loan of $16,218 – 5.90% interest, repayable in monthly installments of principal and interest of $314, maturing on January 12, 2023	7,313	-
Vista Prime Management Ram loan - original loan of $26,872 – 6.10% interest, repayable in monthly installments of principal and interest of $670, maturing on July 25, 2023	19,141	-
Mid-American Growers - SBA loan 1 - original loan of $781,727 – 1% interest, principal and interest payable at maturity on April 6, 2022	781,727	-
Mid-American Growers SBA loan 2 - original loan of $190,853 – 1% interest, principal and interest payable at maturity on April 6, 2022	190,853	-
Total	$ 18,704,092	$ -

All short-term and long term loans are unsecured and do not have any covenants.

Interest expenses from loans payable for the year ended December 31, 2020 was $17,534.

The Platinum vapes notes payable may be converted at the option of the holder into common shares of the Company after twelve months from issuance at a conversion price of USD $0.57, as adjusted pursuant to the terms of the notes.  Obligations under the Platinum vapes notes payable shall be secured by all assets and ownership interests of the Company. Beginning on the date four months following issuance, in the event that the closing price of the common shares of the Company quoted on OTCQX exceeds one hundred fifty percent (150%) of the conversion price for at least ten consecutive trading days, then the Company has the right to force the conversion of the notes into common shares of the Company.  During the year ended December 31, 2020, the Company recorded fair value loss of $1,064,650 and foreign exchange gain of $578,990.

The fair value of Platinum Vapes note payable was estimated using a binomial lattice methodology based on a Cox-Ross-Rubenstein approach.  Key inputs and assumptions used for the valuations as of December 31, 2020 were as follows.

Stock price as of December 31, 2020 (USD)	$0.596
Risk-free rate	0.16%
Expected volatility	92%
Discount for lack of marketability	3%

Total debt repayments are as follows:

2021	$31,349,758
2022	18,677,639
2023	26,454
Total	$50,053,851